OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
OTHER LIABILITIES	19. OTHER LIABILITIES

	Note	2021	2020
Defined benefit plans	28	$154.6	$311.4
Decommissioning obligation		59.0	19.3
Other		57.9	62.0
		$271.5	$392.7